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                          [LETTERHEAD OF VEDDER PRICE]

                                                     May 5, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:      William Blair Funds
              File Nos. 33-17463 and 811-5344

To The Commission:

     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectuses dated May 1, 2003 and Statements of Additional Information dated May 1, 2003 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                              Very truly yours,



                                              /s/ Renee M. Hardt
                                              ------------------

                                              Renee M. Hardt